BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Project Development Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Administrative expenses	$ 51,542	$ 38,031	$ 37,302
Project development expenses	$ 21,690	12,303	8,658
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Administrative expenses		50,334	45,960
Project development expenses		0	0
Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Administrative expenses		(12,303)	(8,658)
Project development expenses		$ 12,303	$ 8,658